Significant accounting policies (Details 2) $ in Thousands	Dec. 31, 2018 CAD ($)
Significant Accounting Policies Details 2Abstract
Operating lease commitments disclosed as at December 31, 2018	$ 2,362
Less: operating costs	(872)
Lease component	$ 1,490
Incremental borrowing rate as at January 1, 2019	6.00%
Discounted operating lease commitments at January 1, 2019	$ 1,372
Lease liabilities recognized as at the date of initial application	3,322
Lease liabilities recognized as at January 1, 2019	$ 4,694